CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (15,671)
Changes in operating assets and liabilities
Net cash used in operating activities	(1)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common shares	1
Net cash provided by financing activities	1
Net change in cash	0
Cash, beginning of the period	0
SL BIO LTD
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (3,819,818)	$ (1,191,333)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Amortization expenses			3,940
Depreciation expenses		93,685	43,307
Lease expenses		155,694	167,795
Gain on disposal of plant and equipment			(6,086)
Gain on disposal of intangible assets			(164)
Gain on early termination of right-of-use assets			(2,374)
Changes in operating assets and liabilities
Accounts receivable			25,827
Inventories		1,350,946	187,380
Advance to supplier			1,399,886
Prepaid expenses and other current assets		207,273	(277,519)
Accrued expenses and other liabilities		246,726	38,620
Deferred tax liabilities		(6,252)	57,488
Operating lease liabilities		(137,455)	(166,609)
Tax paid		(595)
Net cash used in operating activities		(1,909,796)	280,158
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of plant and equipment		(319,685)	(7,970)
Proceeds on disposal of plant and equipment			127,805
Proceeds on disposal of intangible assets			3,448
Net cash (used in) provided by investing activities		(319,685)	123,283
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common shares			7,239,351
Net changes in parent's investment			(4,123,275)
Deferred offering costs		(879,137)	(50,000)
Net cash provided by financing activities		(879,137)	3,066,076
Effect of change in exchange rate		229,708	228,655
Net change in cash		(2,878,910)	3,698,172
Cash, beginning of the period		4,137,526	439,354
Cash, end of the period	$ 1,258,616	1,258,616	4,137,526
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid		595
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTMENT AND FINANCIAL ACTIVITIES INFORMATION:
Lease liabilities arising from obtaining right-of-use assets		$ 350,191
Deduction of right-of-use assets from cancellation of operating leases			(361,946)
Change in common shares due to share repurchase and cancellation			(332,500)
Change in net change in parent's investments to due to affiliate			$ (4,123,275)